Description of Business and Basis of Presentation (Details) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 20, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2021
Description of Business and Basis of Presentation [Line Items]
Date of incorporation		Jan. 22, 2020		Jan. 22, 2020
Stock split	On September 20, 2024, Legacy Lomond filed a Certificate of Amendment to its Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware, which effected a 3.794838-for-1 forward stock split (the “stock split”) of its issued and outstanding shares of common stock and series seed redeemable convertible preferred stock.	On September 20, 2024, Legacy Lomond filed a Certificate of Amendment to its Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware, which effected a 3.794838-for-1 forward stock split (the “stock split”) of its issued and outstanding shares of common stock and series seed redeemable convertible preferred stock.
Share of capital stock split	32,661,416
Shares of common stock		300,000,000		300,000,000	19,000,000
Common stock, shares issued		32,198,214		27,198,214	758,967
Percentage of company		91.30%		91.30%
Common stock, shares outstanding		32,198,214		27,198,214	758,967
Cash and cash equivalents (in Dollars)		$ 37,600,000		$ 28,400,000
Accumulated deficit (in Dollars)		(45,015,288)		(38,813,124)	$ (21,725,671)
Net loss (in Dollars)		(6,202,164)	$ (151,677)	(17,087,453)	$ (9,941,284)
Aggregate gross proceeds (in Dollars)				20,000,000
Capital Stock (in Dollars)		14,420,383
Short-term investments (in Dollars)		$ 10,067,886
Merger Agreement [Member]
Description of Business and Basis of Presentation [Line Items]
Aggregate shares		3,625,000		3,625,000
Venetian-1 Acquisition Corp [Member]
Description of Business and Basis of Presentation [Line Items]
Common stock, shares issued		27,198,214
Common stock, shares outstanding		27,198,214
Legacy Lomond [Member]
Description of Business and Basis of Presentation [Line Items]
Option to purchased aggregate shares		4,329,617		4,329,617
Common Stock [Member]
Description of Business and Basis of Presentation [Line Items]
Common stock, shares issued		32,198,214		14,420,383	758,967	758,967
Common Stock [Member] | 2024 Stock Plan [Member]
Description of Business and Basis of Presentation [Line Items]
Exercise price (in Dollars per share)		$ 1.3		$ 1.3
Converted into option to purchase		4,329,617		4,329,617
Common Stock [Member] | Forward Stock Split [Member]
Description of Business and Basis of Presentation [Line Items]
Converted into common shares	3.794838
Shares of common stock	19,000,000
Common Stock [Member] | Merger Agreement [Member]
Description of Business and Basis of Presentation [Line Items]
Shares of common stock		758,967		758,967
Forfeited and cancelled shares		5,000,000		5,000,000
Common Stock [Member] | Legacy Lomond [Member]
Description of Business and Basis of Presentation [Line Items]
Exercise price (in Dollars per share)		$ 1.3		$ 1.3
Preferred Stock [Member] | Forward Stock Split [Member]
Description of Business and Basis of Presentation [Line Items]
Convertible redeemable preferred stock	3.794838
Preferred Stock [Member] | Legacy Lomond [Member]
Description of Business and Basis of Presentation [Line Items]
Convertible preferred stock outstanding		13,661,416		13,661,416
Redeemable Convertible Preferred Stock [Member]
Description of Business and Basis of Presentation [Line Items]
Convertible redeemable preferred stock	13,661,416
Convertible preferred stock issued					13,661,416	13,661,416
Convertible preferred stock outstanding					13,661,416	13,661,416
Redeemable Convertible Preferred Stock [Member] | Legacy Lomond [Member]
Description of Business and Basis of Presentation [Line Items]
Convertible preferred stock issued		13,661,416		13,661,416